Intangible assets, net (Details)	12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 Brand name CNY	Dec. 31, 2012 Customer relationships CNY	Dec. 31, 2012 Source code CNY
Intangible assets, net
Gross Carrying Amount	4,711,000				2,141,000	1,637,000	933,000
Less: accumulated amortization	(142,000)
Intangible assets, net	4,569,000			733,000
Amortization expenses	142,000
Amortization expenses for future periods
2013	635,000
2014	635,000
2015	635,000
2016	635,000
2017	580,000
Thereafter	1,449,000
Intangible assets, net	4,569,000			733,000
Impairment of intangible assets	0	0	0